Trade and other payables	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Trade and other payables	22. Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost.

	2026	2025
	£m	£m
Trade payables	3,374	2,965
Deferred payables	423	401
Customer contributions[1]	30	32
Social security and other taxes	95	131
Other payables[2]	1,127	943
	5,049	4,472
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within Other payables are employee benefit accruals.